BASIS OF PRESENTATION OF THE CONSOLIDATED AND COMBINED CARVE-OUT FINANCIAL STATEMENTS (Details Narrative) € in Thousands	12 Months Ended
Dec. 31, 2021 EUR (€)
Share-based payment	€ 35,800
Non-cash expense	€ 35,800